Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

08/09/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 86
Form 13F Information Table Value
Total: 366064 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-3 year Credit Bond ETF - SPD COM              78464a474      406    13326 SH       Sole                    13326
20+ yr Treasury ETF - Ishares  COM              464287432     1690    13500 SH       Sole                    13500
Barclays 1-3 Yr Credit Bond ET COM              464288646    14621   139638 SH       Sole                   131988              7650
Barclays 1-3 year Treasury ETF COM              464287457    21485   254649 SH       Sole                   228699             25950
Barclays 7-10 Year Treasury ET COM              464287440     2254    20880 SH       Sole                    20880
Barclays Aggregate Bond Fund - COM              464287226    10099    90740 SH       Sole                    90740
Barclays Int'l Treasury Bond F COM              78464A516      538     9100 SH       Sole                                       9100
Corporate Bond Fund - iShares  COM              464287242    13005   110594 SH       Sole                   110594
EM Fixed Income ETF -Wisdomtre COM              97717X867     5909   116741 SH       Sole                   116741
Long Term  Corporate Bond ETF  COM              92206c813     1393    15600 SH       Sole                    15600
Peritus High Yield ETF - Advis COM              00768Y503    17351   356437 SH       Sole                   356437
US Intermediate Term Credit ET COM              464288638     6106    55850 SH       Sole                    54000              1850
DB Commodity Index - Powershar COM              73935s105     5928   230200 SH       Sole                   230200
US Commodity Index ETF         COM              911717106     4828    83757 SH       Sole                    75757              8000
Albemarle Corporation          COM              012653101      256     4289 SH       Defined                                    4289
Allegheny Technology Inc       COM              01741r102      244     7655 SH       Sole                     7655
Apache Corp                    COM              037411105      490     5580 SH       Sole                     5580
                                                               240     2736 SH       Defined                                    2736
Apple Inc                      COM              037833100     1121     1920 SH       Sole                     1920
Ashland Inc.                   COM                             249     3599 SH       Defined                                    3599
Caterpillar Inc                COM              149123101      245     2885 SH       Defined                                    2885
Chesapeake Energy Corp         COM              165167107      356    19150 SH       Sole                    19150
Citigroup Inc                  COM              172967424      347    12670 SH       Sole                    12670
Cliffs Natural Resources Inc.  COM              18683k101       20      400 SH       Sole                      400
                                                               357     7251 SH       Defined                                    7251
Cypress Semiconductor Corp - D COM              232806109      300    22660 SH       Sole                    22660
Devon Energy Corp New          COM              25179m103      199     3430 SH       Sole                     3430
                                                               164     2829 SH       Defined                                    2829
Exxon Mobil Corp               COM              30231G102      276     3225 SH       Sole                     3225
Forest Oil Corp - New          COM                             102    13934 SH       Defined                                   13934
Foster Wheeler, Ltd.           COM                             178    10299 SH       Defined                                   10299
Freeport McMoran Copper & Gold COM              35671D857      564    16540 SH       Sole                    16540
                                                               363    10653 SH       Defined                                   10653
Goldman Sachs Group Inc        COM              38141G104      364     3800 SH       Sole                     3800
Halliburton Co Holdings Co     COM              406216101      206     7245 SH       Sole                     7245
Hovnanian Enterprises Inc.     COM              442487203       80    27450 SH       Sole                    27450
Huntsman Corp.                 COM                             167    12896 SH       Defined                                   12896
LyondellBasell Industries NV O COM              N53745100      294     7306 SH       Defined                                    7306
National Oilwell Varco Inc     COM              637071101      335     5194 SH       Defined                                    5194
Noble Corp                     COM                             250     7671 SH       Defined                                    7671
Patterson-UTI Energy, Inc.     COM              703481101      230    15780 SH       Sole                    15780
Russell 2000 -iShares          COM              464287655     1260    15837 SH       Sole                    15837
S&P 500 - iShares              COM              464287200    75754   553959 SH       Sole                   471503             82456
S&P 500 Index ETF - Spdr       COM              78462F103      454     3335 SH       Sole                     3335
Schlumberger Ltd               COM              806857108      401     6175 SH       Sole                     6175
                                                               136     2090 SH       Defined                                    2090
Southwestern Energy Co         COM                             208     6527 SH       Defined                                    6527
America Movil                  COM              02364w105     5435   208568 SH       Sole                   208568
AngloGold Ashanti Ltd          COM              035128206      271     7900 SH       Sole                     7900
Australia ETF - iShares        COM              464286103      778    35629 SH       Sole                    30175              5454
Barrick Gold Corp CAD          COM              067901108      232     6178 SH       Defined                                    6178
Brazil ETF - iShares           COM              464286400     3722    71993 SH       Sole                    55850             16143
Canada ETF - iShares           COM              464286509      220     8515 SH       Sole                     1575              6940
China 25 ETF - iShares         COM              464287184     4483   133161 SH       Sole                   102355             30806
France ETF - iShares           COM              464286707      746    38117 SH       Sole                    31960              6157
Germany ETF - iShares          COM              464286806     4187   211489 SH       Sole                   164865             46624
Gold Basin Gold Ltd.           COM                             112   175569 SH       Defined                                  175569
Hong Kong ETF - iShares        COM              464286871     1120    68272 SH       Sole                    53557             14715
India ETF - Wisdom Tree        COM              97717w422     2673   155162 SH       Sole                   135214             19948
Japan ETF - iShares            COM              464286848     2211   234921 SH       Sole                   179789             55132
Kinross Gold Corp New          COM              496902404      239    29352 SH       Defined                                   29352
Korea ETF - iShares            COM              464286772    21525   392724 SH       Sole                   354171             38553
MSCI Emerging Markets ETF - Is COM              464287234      419    10695 SH       Sole                    10695
Malaysia ETF - iShares         COM              464286830     2098   146991 SH       Sole                   128807             18184
McDermott Intl Inc             COM              580037109      225    20192 SH       Defined                                   20192
Mexico ETF - iShares           COM              464286822     2762    44952 SH       Sole                    39467              5485
Nabors Industries Ltd (USD)    COM              g6359f103      209    14499 SH       Defined                                   14499
New Gold Inc.                  COM              644535106      206    21644 SH       Defined                                   21644
Russia ETF - iShares           COM              46429B705    12810   619131 SH       Sole                   561916             57215
South Africa ETF - iShares     COM              464286780    23254   363909 SH       Sole                   333206             30703
Switzerland ETF - iShares      COM              464286749      728    31797 SH       Sole                    26675              5122
Teck Cominco Ltd.              COM                             223     7197 SH       Defined                                    7197
Thailand ETF - iShares         COM              464286624    20888   302468 SH       Sole                   277193             25275
Turkey ETF - iShares           COM              464286715     1085    20721 SH       Sole                    16565              4156
United Kingdom ETF - iShares   COM              464286699    20415  1253202 SH       Sole                  1067784            185418
Xstrata Plc Adr                COM                             169    67144 SH       Defined                                   67144
Yamana Gold Inc.               COM                             229    14881 SH       Defined                                   14881
All Country World Index ETF -  COM              464288257     3502    79837 SH       Sole                    10067             69770
Global Opportunities ETF - Adv COM              00768Y784     6247   255700 SH       Sole                   255700
Diversified Alternatives ETF - COM              464294107     4381    90193 SH       Sole                    90193
Global Long Short ETF - Adviso COM              00768Y404     7815   367750 SH       Sole                   320250             47500
IQ Hedge Multi-Strategy Tracke COM              45409B107     2185    79463 SH       Sole                    46443             33020
The GDL Fund                   COM              361570104      123    10332 SH       Sole                    10332
Global Energy ETF - iShares    COM              464287341      611    16850 SH       Sole                                      16850
Gold Miners ETF - Mkt Vectors  COM              57060U100    12242   273435 SH       Sole                   270135              3300
S&P Global Materials           COM              464288695     3464    61950 SH       Sole                    61950